Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Beginning and Ending amount of Unrecognized tax benefits
Unrecognized Tax Benefit, Beginning of Period	$ 6.3	$ 6.5	$ 5.9
Gross Increases to Tax Positions Related to Prior Years	0.3	0.3	0.8
Gross Decreases to Tax Positions Related to Prior Years	0.0	(0.1)	(0.2)
Expiration of Statute of Limitations	(3.7)	(0.4)	0.0
Unrecognized Tax Benefit, End of Period	$ 2.9	$ 6.3	$ 6.5